Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 30, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of Deutsche Equity Dividend Fund (formerly DWS Equity Dividend Fund) (to be renamed Deutsche CROCI® Equity Dividend Fund, effective March 1, 2015), Deutsche Large Cap Value Fund (formerly DWS Large Cap Value Fund), Deutsche Mid Cap Value Fund (formerly DWS Mid Cap Value Fund) and Deutsche Small Cap Value Fund (formerly DWS Small Cap Value Fund) (collectively, the “Funds”), each a series of Deutsche Value Series, Inc. (formerly DWS Value Series, Inc.) (the “Corporation”) (Reg. Nos. 033-18477, 811-05385)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Funds, Post-Effective Amendment No. 71 under the Securities Act of 1933, as amended (the “Securities Act”), to the Corporation’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2015.  No fees are required in connection with this filing.

With regard to Deutsche Large Cap Value Fund, the Amendment contains disclosure reflecting changes to the Fund's principal investment strategy.

Other than the sections relating to the foregoing, the disclosure contained in the Amendment represents standard Deutsche disclosure that has been previously reviewed by the Staff of the Commission, including disclosure regarding the addition of Class R6 shares for certain funds.

The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information previously filed with the Commission, on August 22, 2014 in Post-Effective Amendment No. 69 under the Securities Act for Deutsche Mid Cap Value Fund and Deutsche Small Cap Value Fund, and on March 31, 2014 in Post-Effective Amendment No. 67 under the Securities Act, for Deutsche Equity Dividend Fund and Deutsche Large Cap Value Fund.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel

cc:           John Marten, Esq., Vedder Price P.C.